SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2020
	Property, plant and		Exploration
	equipment	Intangible assets	and evaluation

Congo	$205,189	—	$31,623,192
Canada	$322,715	$1	—
	$527,904	$1	$31,623,192

December 31, 2019
	Property, plant and		Exploration
	equipment	Intangible assets	and evaluation

Congo	$221,960	—	$28,752,093
Canada	$559,212	$1	—
	$781,172	$1	$28,752,093